Accounts Receivable	12 Months Ended
Mar. 31, 2025
Accounts Receivable [Abstract]
Accounts receivable

3. Accounts receivable

The Company records revenues and costs on a net basis and the related Trade and other receivables and payables amounts on a gross basis. Trade and other receivables, net of provision for doubtful accounts consist of the following:

	As of March 31,
	2025	2024
Accounts receivable	$12,590	$14,832
Unbilled receivables	3,520	4,068
Less: provision for doubtful accounts	(477)	(448)
Accounts receivable, net	$15,633	$18,452

At March 31, 2025 and 2024, provisions for doubtful accounts receivables were approximately $477 and approximately $448, respectively.